Other Finance Expense - Summary of Components of Other Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Bank charges, fees and other	$ 516	$ 342	$ 238
Guarantee costs	621	696	156
Commitment fees	269	273	110
Total other finance expense	$ 1,406	$ 1,311	$ 504